Since Inception [Member] Expense Example - Putnam Retirement Advantage 2060 Fund	Aug. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	2,306
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,839
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,978
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,819
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	2,146
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	2,037
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,564
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	$ 2,146